SEGMENT AND GEOGRAPHIC INFORMATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2013 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	5
U.S. Instruments
Segment Reporting Information [Line Items]
Number of instrument patterns, surgical products, and lighting sold (more than 60,000)	60,000